Cover	9 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--06-30
Entity File Number	001-42488
Entity Registrant Name	Gamehaus Holdings Inc.
Entity Central Index Key	0002000530
Entity Address, Address Line One	9 Temasek Boulevard #07-00
Entity Address, City or Town	Suntec Tower Two
Entity Address, Country	SG
Entity Address, Postal Zip Code	038989